Goodwill, Software And Other Intangible Assets (Estimated Aggregate Amortization Expenses For Intangible Assets During The Next Five Years) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule Of Goodwill And Intangible Assets [Line Items]
2014	¥ 467,409
2015	373,713
2016	273,933
2017	179,424
2018	¥ 101,622